Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,868	$ 13,935
Less-accumulated depreciation	(10,597)	(9,200)
Total property and equipment, net	4,271	4,735
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,430	6,358
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,770	5,986
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,668	$ 1,591